THE ASIA GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

           DESCRIPTION              SHARES       VALUE
---------------------------------  ---------  -----------
COMMON STOCKS (93.3%)

CHINA (1.4%)
 Huaneng Power International Inc
  (Spon. ADR, Series N)
  (Utilities & Telecom)*.........
                                      29,000  $   416,875
 Shanghai Dajiang
  (Multi-Industry)...............
                                     150,000       71,100
 Shanghai Tyre and Rubber Co.
  Ltd. (Metals, Materials &
  Paper).........................
                                   1,435,800      295,775
 Shanghai Yaohua Pilkington Glass
  Co. Ltd. (Series B) (Building &
  Contractors)...................
                                     510,000      448,800
                                              -----------
                                                1,232,550
                                              -----------
HONG KONG (33.2%)
 Cathay Pacific Airways
  (Transport & Trade Services)...
                                     255,000      389,137
 Cheung Kong Holdings Ltd.
  (Multi-Industry)...............
                                     660,000    4,020,175
 China Light & Power Co. Ltd.
  (Utilities & Telecom)..........
                                     260,000    1,197,026
 Citic Pacific Ltd.
  (Multi-Industry)...............
                                     833,000    2,849,382
 Dong Fang Electrical Machinery
  Co. (Electronics)..............
                                     984,000      264,054
 Guangdong Electric Power
  (Utilities & Telecom)*.........
                                     500,000      239,250
 Hang Seng Bank (Banking &
  Finance).......................
                                     147,500    1,320,967
 Henderson Land Development Co.
  (Building & Contractors).......
                                     236,000    1,422,257
 Hong Kong Electric Holdings Ltd.
  (Utilities & Telecom)..........
                                     450,000    1,475,267
 Hong Kong Telecommunications
  Ltd. (Utilities & Telecom).....
                                   1,648,800    2,942,572
 HSBC Holdings Public Ltd. Co.
  (Banking & Finance)............
                                     149,303    2,259,095
 Hutchison Whampoa Ltd. (Multi-
  Industry)......................
                                     357,000    2,174,549
 Johnson Electrical Holdings Ltd.
  (Electronics)..................
                                     451,000      804,888
 Luoyang Glass Co. Ltd. (Building
  & Contractors).................
                                   1,070,000      275,370
 New World Development Co. Ltd.
  (Real Estate)..................
                                     600,000    2,614,937
 Shanghai Haixin Shipping Co.
  Ltd. (Transport & Trade
  Services)......................
                                   2,700,000      181,571
 Sing Tao Holdings (Media &
  Leisure).......................
                                     672,000      260,718
           DESCRIPTION              SHARES       VALUE
---------------------------------  ---------  -----------
HONG KONG (CONTINUED)
 Sun Hung Kai Properties, Ltd.
  (Real Estate)..................
                                     103,000  $   842,515
 Swire Pacific Ltd. (Banking &
  Finance).......................
                                     123,500      958,293
 Television Broadcasts Ltd.
  (Media & Leisure)..............
                                     186,000      662,696
 Tianjin Bohai Chemical Ind.
  (Chemicals)....................
                                   1,000,000       69,835
 Vincent Intertrans Ltd.
  (Transport & Trade Services)...
                                     764,000       36,557
 Wharf (Holdings) Ltd. (Real
  Estate)........................
                                      90,000      299,709
 Yizheng Chemical Fibre Co. Ltd.
  (Chemicals)....................
                                   2,487,000      559,635
 Yue Yuen Industrial Holdings
  (Consumer).....................
                                   1,416,000      375,403
 Zhenhai Refining and Chemical
  Co. (Chemicals)................
                                   2,100,000      393,792
                                              -----------
                                               28,889,650
                                              -----------
INDONESIA (5.3%)
 Asahimas Flat Glass Co. (Metals,
  Materials & Paper)*............
                                     193,000      187,809
 Bank Niaga (Banking &
  Finance).......................
                                     120,000      229,609
 Bank Rama (Banking & Finance)...
                                     168,000      121,234
 Central Proteina Prima (Food)...
                                     125,500      170,151
 Fajar Surya Wisea (Metals,
  Materials & Paper).............
                                     300,000      141,045
 Hanjaya Mandala Sampoerna
  (Food).........................
                                      50,000      520,446
 International Nickel Indonesia
  (Metals, Materials & Paper)....
                                     210,000      404,111
 Inti Indorayon Utama (Metals,
  Materials & Paper).............
                                     112,000      117,560
 Japfa Comfeed Indonesia
  (Food).........................
                                     351,500      172,944
 Kabelmetal Indonesia
  (Technology)...................
                                     200,000      164,006
 Pabris Kertas Tjiwi Kimia
  (Metals, Materials & Paper)....
                                     223,692      205,446
 Pan Indonesia Bank (Banking &
  Finance).......................
                                     295,125      264,599
 Perusahaan Otomobil Nasional
  Berhad (Transport & Trade
  Services)......................
                                      16,000      584,000
 Putra Surya Perkasa (Real
  Estate)........................
                                     780,000      298,491
 Sekar Bumi (Food)...............
                                     170,000      148,699
 Semen Gresik (Building &
  Contractors)...................
                                     114,000      319,090
 Tigaraksa Satria
  (Multi-Industry)...............
                                      75,000      262,410

The Accompanying Notes are an Integral Part of the Financial Statements.

THE ASIA GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

           DESCRIPTION              SHARES       VALUE
---------------------------------  ---------  -----------
INDONESIA (CONTINUED)
 United Tractors (Metals,
  Materials & Paper).............
                                     140,000  $   263,285
                                              -----------
                                                4,574,935
                                              -----------
MALAYSIA (18.4%)
 Carlsberg Brewery Malaysia
  Berhad (Food)..................
                                       7,000       32,799
 CI Holdings Berhad (Building &
  Contractors)...................
                                      90,000      323,365
 Commerce Asset-Holding Berhad
  (Banking & Finance)............
                                     254,000    1,280,151
 Edaran Otomobil Nasional Berhad
  (Capital Goods)................
                                      57,000      428,673
 Ekovest Berhad (Building &
  Contractors)...................
                                      80,000      258,298
 Guiness Anchor Berhad (Food)....
                                     130,000      243,651
 Hong Leong Industries Berhad
  (Building & Contractors).......
                                      74,000      393,354
 IJM Corporation Berhad (Building
  & Contractors).................
                                     188,000      299,059
 Island & Peninsular Berhad (Real
  Estate)........................
                                      80,000      193,724
 Land & General Berhad (Metals,
  Materials & Paper).............
                                     158,000      342,166
 Leader Universal Holdings Berhad
  (Electronics)..................
                                     125,000      285,467
 Malayan Banking Berhad (Banking
  & Finance).....................
                                     150,000    1,263,929
 Malaysian Assurance Alliance
  Berhad (Insurance).............
                                     130,750      592,048
 Malaysian International Shipping
  Corp. Berhad (Transport & Trade
  Services)......................
                                     200,000      523,684
 Malaysian Oxygen Berhad
  (Chemicals)....................
                                     241,500      912,864
 Malaysian Tobacco Co. Berhad
  (Food).........................
                                     155,000      220,932
 Maruichi Malaysian Steel Tube
  Berhad (Metals, Materials &
  Paper).........................
                                     118,000      439,068
 Matsushita Electric Co.
  (Utilities & Telecom)..........
                                      27,000      230,697
 Negara Properties (Malaysia)
  Berhad (Real Estate)...........
                                      48,000      154,034
 New Straits Times Press Berhad
  (Media & Leisure)..............
                                     342,000    1,144,623
           DESCRIPTION              SHARES       VALUE
---------------------------------  ---------  -----------
MALAYSIA (CONTINUED)
 Rashid Hussain Berhad (Banking &
  Finance).......................
                                     186,000  $   556,601
 Resorts World Berhad (Hotels &
  Restaurants)...................
                                     116,000      621,176
 Rothmans of Pall Mall (Malaysia)
  Berhad (Food)..................
                                      72,000      592,511
 Shell Refinery (Malaysia) Berhad
  (Oil & Gas)....................
                                      75,000      217,053
 Sime Darby Berhad (Multi-
  Industry)......................
                                     650,000    1,727,566
 Sime U.E.P. Properties Berhad
  (Real Estate)..................
                                     431,000      678,820
 Sistem Televisyen Malaysia
  Berhad (Media & Leisure).......
                                     107,000      385,498
 Technology Resources Industries
  Berhad (Multi-Industry)*.......
                                     174,000      513,840
 Telekom Malaysia Berhad
  (Utilities & Telecom)..........
                                      73,000      569,122
 Tenaga Nasional Berhad
  (Utilities & Telecom)..........
                                     153,000      602,433
                                              -----------
                                               16,027,206
                                              -----------
PHILIPPINES (4.0%)
 Aboitiz Equity Ventures Inca
  (GDS represents 100 ordinary
  shares) (Banking & Finance)*...
                                     190,800       36,369
 Bankard Inc. (Banking &
  Finance)*......................
                                     550,000      201,296
 Fillinvest Land Inc. (Building &
  Contractors)*..................
                                     780,000      249,790
 House of Investments Inc.
  (Multi-Industry)...............
                                     820,000      175,067
 International Container Systems
  Inc. (Manufacturing)*..........
                                     482,700      253,036
 JG Summit Holdings (Multi-
  Industry)......................
                                     852,000      233,870
 Manila Electric Company
  (Utilities & Telecom)..........
                                      27,000      220,282
 Metro Bank & Trust (Banking &
  Finance).......................
                                      10,000      194,434
 Petron Corp. (Oil & Gas)........
                                   1,218,250      627,006
 Philippine National Bank
  (Banking & Finance)*...........
                                      31,628      349,681
 Picop Resources (Metals,
  Materials & Paper).............
                                     400,000       96,073
 Philipino Telephone Corp.
  (Utilities & Telecom)..........
                                      27,000       27,278

The Accompanying Notes are an Integral Part of the Financial Statements.

THE ASIA GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

           DESCRIPTION              SHARES       VALUE
---------------------------------  ---------  -----------
PHILIPPINES (CONTINUED)
 Republic Glass Holding Corp.
  (Building & Contractors)*......
                                     210,000  $    48,037
 San Miguel Corp. (Food).........
                                      80,000      272,970
 SM Prime Holdings (GDS
  represents 50 ordinary shares)
  (Real Estate)*.................
                                      21,320      287,820
 Steniel Manufacturing Corp.
  (Metals, Materials & Paper)....
                                   1,510,000      241,784
                                              -----------
                                                3,514,793
                                              -----------
SINGAPORE (8.8%)
 Acma Ltd. (Technology)..........
                                     117,600      390,753
 Development Bank Singapore
  (Banking & Finance)............
                                      69,000      858,537
 Fraser & Neave Ltd. (Food)......
                                      25,000      318,134
 Jurong Engineering (Capital
  Goods).........................
                                      33,000      192,471
 Jurong Shipyard Ltd. (Transport
  & Trade Services)..............
                                      32,000      246,589
 Keppel Corporation Ltd.
  (Transport & Trade Services)...
                                      40,000      356,310
 NatSteel Ltd. (Metals, Materials
  & Paper).......................
                                     147,500      302,404
 Overseas Chinese Bank (Banking &
  Finance).......................
                                      76,000      951,007
 Sembawang Corp. Ltd. (Transport
  & Trade Services)..............
                                      74,000      410,675
 Sembawang Maritime Ltd.
  (Transport & Trade Services)...
                                      58,000      184,518
 Singapore Airlines Ltd.
  (Transport & Trade Services)...
                                     138,000    1,287,805
 Singapore Press Holdings (Media
  & Leisure).....................
                                      45,000      795,334
 United Overseas Bank Ltd.
  (Banking & Finance)............
                                     110,310    1,060,598
 United Overseas Land (Building &
  Contractors)...................
                                     150,000      285,260
                                              -----------
                                                7,640,395
                                              -----------
SOUTH KOREA (3.7%)
 Dongbu Insurance (Insurance)....
                                       8,030      300,185
 Hana Bank (Banking & Finance)...
                                       4,900       99,169
 Hansol Paper Co ( GDS represents
  1/2 share) (Metals, Materials &
  Paper).........................
                                      17,132      316,942
 Korea Electric Power Corp.
  (Utilities & Telecom)..........
                                      18,000      714,663
           DESCRIPTION              SHARES       VALUE
---------------------------------  ---------  -----------
SOUTH KOREA (CONTINUED)
 Korea Electric Power Corp.
  (Spon. ADR represents 1/2
  non-voting shares) (Utilities &
  Telecom).......................
                                      10,000  $   265,000
 Oriental Fire & Marine Insurance
  (Insurance)*...................
                                       4,200      150,512
 Pohang Iron & Steel Ltd.
  (Metals, Materials & Paper)....
                                       2,100      137,248
 Pohang Iron & Steel Ltd. (ADS
  represents 1/4 ordinary shares)
  (Metals, Materials & Paper)....
                                       9,900      216,563
 Samsung Electronics (GDS
  represents 1/2 non-voting
  common shares)
  (Electronics)*.................
                                      15,000      881,250
 Samsung Electronics (GDS
  represents 1/2 non-voting new
  common shares)
  (Electronics)*.................
                                       2,374      128,196
 Samsung Electronics (GDS
  represents 1/2 voting new
  common shares)
  (Electronics)*.................
                                         146       14,016
 Samsung Electronics (GDS
  represents 1/2 voting common
  shares) (Electronics)*.........
                                         226       21,018
                                              -----------
                                                3,244,762
                                              -----------
TAIWAN (5.3%)
 Asia Cement Corp. (GDS
  represents common shares)
  (Building & Contractors).......
                                      42,718      704,846
 China Steel Corp. (GDS
  represents 20 shares) (Metals,
  Materials & Paper).............
                                      88,000    1,529,000
 Hocheng Group Corp. (GDS
  represents 5 ordinary shares)
  (Building & Contractors).......
                                      29,936      284,392
 Hocheng Group Corp. (GDS
  represents 5 ordinary shares,
  144A) (Building &
  Contractors)...................
                                      11,177      109,535
 Microelectronics Technology Inc.
  (GDS represents 5 ordinary
  shares) (Utilities &
  Telecom)*......................
                                      40,000      230,000
 President Enterprises (GDR
  represents 10 ordinary shares)
  (Food)*........................
                                      27,189      299,079
 Siliconware Precision Ind. (GDS
  represents 5 ordinary shares)
  (Technology)*..................
                                      12,000      198,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE ASIA GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

           DESCRIPTION              SHARES       VALUE
---------------------------------  ---------  -----------
TAIWAN (CONTINUED)
 Tuntex Distinct (represents 1
  GDS and 10 shares) (Multi -
  Industry)*.....................
                                     124,000  $   837,000
 Yageo Corp. (GDR represents 5
  ordinary shares)
  (Electronics)*.................
                                      42,879      364,472
 Yageo Corp. (GDR represents 5
  ordinary shares,144A)
  (Electronics)*.................
                                       3,560       30,260
                                              -----------
                                                4,586,584
                                              -----------
THAILAND (13.2%)
 Advanced Info Service Public Co.
  (Utilities & Telecom)..........
                                      80,900    1,419,524
 Bangkok Bank Co. Ltd. (Banking &
  Finance).......................
                                     100,000    1,214,768
 Bangkok Expressway Public Co.
  Ltd. (Transport & Trade
  Services)*.....................
                                     100,000      160,778
 Banpu Public Co. Ltd. (Metals,
  Materials & Paper).............
                                      10,700      230,226
 Central Pattana Public Co. Ltd.
  (Real Estate)..................
                                      64,500      215,085
 Charoong Thai Wireless & Cable
  Co. Ltd. (Utilities &
  Telecom).......................
                                      76,000      159,905
 Dhana Siam Finance and
  Securities Co. (Banking &
  Finance).......................
                                      45,000      257,245
 Inoue Rubber (Thailand) Co.
  (Metals, Materials & Paper)....
                                       2,200       12,227
 Jasmine Int'l Public Co.
  (Utilities & Telecom)..........
                                     173,000      885,947
 Land & House Co. Ltd. (Real
  Estate)........................
                                      14,000      230,091
 MDX Co. Ltd. (Real Estate)......
                                      55,700       84,025
 Modernform Group Public Co. Ltd.
  (Manufacturing)................
                                     174,700      166,447
 Phatra Thanakit Co. Ltd.
  (Banking & Finance)............
                                      50,000      428,742
 Saha-Union Corp. Ltd.
  (Manufacturing)................
                                     200,000      226,280
 Savairiya Steel Industry
  (Metals, Materials & Paper)....
                                     200,000      265,979
 Siam Cement Public Co. Ltd.
  (Building & Contractors).......
                                      16,000      886,701
 Siam Commercial Bank Co. Ltd.
  (Banking & Finance)............
                                      30,000      395,395
 Swedish Motors Public Co. Ltd.
  (Capital Goods)................
                                      54,000      233,664
           DESCRIPTION              SHARES       VALUE
---------------------------------  ---------  -----------
THAILAND (CONTINUED)
 TelecomAsia Corp. (Utilities &
  Telecom).......................
                                     438,000  $ 1,330,171
 Thai Farmers Bank Ltd. (Banking
  & Finance).....................
                                     144,600    1,458,055
 Thai Petrochemical Industry
  Public Co. Ltd. (Chemicals)....
                                     140,000      305,677
 Tipco Asphalt Co. Ltd. (Building
  & Contractors).................
                                      58,900      329,690
 Total Access Communication
  (Utilities & Telecom)*.........
                                      85,000      552,500
                                              -----------
                                               11,449,122
                                              -----------
    Total Common Stocks (cost
     $78,634,712)................
                                               81,159,997
                                              -----------
PREFERRED STOCKS (0.6%)
PHILIPPINES (0.6%)
 Philippine Long Distance
  Telephone Co. (GDS represents 1
  Series 2 Cnv Pfd ) (Utilities &
  Telecom) (Cost $532,650).......
                                      15,900      492,900
                                   PRINCIPAL
                                    AMOUNT       VALUE
                                   ---------  -----------
CONVERTIBLE BONDS (1.5%)
HONG KONG (0.4%)
 Regal Hotels International
  (5.25% Cnv Bds, due 12/13/08)
  (Hotels & Restaurants).........
                                   $ 350,000  $   311,500
                                              -----------
SOUTH KOREA (0.4%)
 Ssangyong Oil Refinery (3.75%
  Cnv Bds, due 12/31/08) (Oil &
  Gas)...........................
                                     305,000      327,113
                                              -----------
TAIWAN (0.7%)
 U-Ming Marine Transport Corp.
  (1.50% Cnv Bds, due 2/07/01)
  (Transport & Trade Services)...
                                     240,000      225,900
 United Micro Electronics (1.25%
  Cnv Bds, due 6/08/04)
  (Technology)...................
                                     109,000      137,340
 Walsin Lihwa Corp. (3.25% Cnv
  Bds, due 6/16/04)
  (Technology)...................
                                     300,000      298,875
                                              -----------
                                                  662,115
                                              -----------
    Total Convertible Bonds (cost
     $1,428,740).................
                                                1,300,728
                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE ASIA GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

           DESCRIPTION             WARRANTS      VALUE
---------------------------------  ---------  -----------
WARRANTS (0.5 %)*
SINGAPORE (0.5%)
 United Overseas Land Ltd.
  (Warrants Expire 6/9/97) (Real
  Estate) (cost $383,955)........
                                     520,000      441,145
                                              -----------
                                   PRINCIPAL
                                    AMOUNT
                                   ---------
SHORT TERM INVESTMENT (3.2%)
EURO-DOLLAR TIME DEPOSIT (3.2%)
 State Street Cayman Islands
  4.75% (Banking & Finance) dated
  12/31/95 due 1/2/96............
                                   $2,786,000   2,786,000
                                              -----------
    (cost $2,786,000)............
                                                2,786,000
                                              -----------
 Total Investments (cost
  $83,766,057) (99.1%) (a).......
                                               86,180,770
 Other Assets Net of Liabilities
  (0.9%).........................
                                                  800,618
                                              -----------
 Total Net Assets (100.0%).......
                                              $86,981,388
                                              -----------
                                              -----------

(a) Based on the cost of investments of $83,786,990 for Federal Income Tax purposes at December 31, 1995, the aggregate gross unrealized appreciation and depreciation was $8,578,485 and $6,184,705, respectively, resulting in net unrealized appreciation of $2,393,780.
 * -- Non-income producing securities.
ADS -- American Depositary Shares.
Spon. ADR -- Sponsored ADR.
GDR -- Global Depositary Receipt.
GDS -- Global Depositary Shares.
144A -- Securities restricted for resale to Qualified Institutional Buyers.

         INDUSTRY DIVERSIFICATION           PERCENT OF
               (UNAUDITED)                   PORTFOLIO
------------------------------------------  -----------
Banking & Finance.........................       21.52%
Utilities & Telecom.......................       16.21%
Multi - Industry..........................       14.93%
Building & Contractors....................        7.70%
Real Estate...............................        7.36%
Metals, Materials & Paper.................        6.43%
Transport & Trade Services................        5.32%
Media & Leisure...........................        4.01%
Food......................................        3.47%
Electronics...............................        3.24%
Chemicals.................................        2.60%
Technology................................        1.38%
Oil & Gas.................................        1.36%
Insurance.................................        1.21%
Hotels & Restaurants......................        1.08%
Capital Goods.............................        0.99%
Manufacturing.............................        0.75%
Consumer..................................        0.44%
                                            -----------
                                                   100%
                                            -----------
                                            -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE ASIA GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
--------------------------------------------------------------------------------

ASSETS
Investments, at Value (Cost $83,766,057)                                        $86,180,770
Foreign Currency, at Value (Cost $570,816)                                         570,583
Cash                                                                                   506
Receivable for Investments Sold                                                    954,569
Dividends and Interest Receivable                                                  282,500
Deferred Organization Expense                                                       28,102
Unrealized Appreciation on Open Spot Foreign Currency Contracts                        230
                                                                                ----------
    Total Assets                                                                88,017,260
                                                                                ----------

LIABILITIES
Payable for Investments Purchased                                                  865,658
Custody Fee Payable                                                                 80,180
Advisory Fee Payable                                                                51,562
Administration Fee Payable                                                             489
Unrealized Depreciation on Open Spot Foreign Currency Contracts                        456
Fund Services Fee Payable                                                              360
Administrative Services Fee Payable                                                    181
Accrued Trustees' Fees and Expenses                                                    122
Accrued Expenses and Other Liabilities                                              36,864
                                                                                ----------
    Total Liabilities                                                            1,035,872
                                                                                ----------

NET ASSETS
Applicable to Investor's Beneficial Interests                                   $86,981,388
                                                                                ----------
                                                                                ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE ASIA GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE PERIOD APRIL 5, 1995 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends (Net of $160,437 Foreign Withholding Taxes)                 $1,550,136
Interest                                                                157,189
                                                                      ---------
                                                                                 $1,707,325
    Investment Income

EXPENSES
Advisory Fee                                                            528,956
Custodian Fees and Expenses                                             305,260
Professional Fees                                                        49,188
Financial and Fund Accounting Services Fees                              21,642
Amortization of Organization Expense                                      4,898
Fund Services Fee                                                         4,788
Administration Fee                                                        4,037
Trustees' Fees and Expenses                                               2,021
Administrative Services Fee                                                 181
Miscellaneous                                                             3,214
                                                                      ---------
                                                                                  (924,185)
    Total Expenses
                                                                                 ---------
                                                                                   783,140
NET INVESTMENT INCOME
NET REALIZED GAIN (LOSS) ON
  Investment Transactions                                             2,789,888
  Foreign Currency Transactions                                         (21,712)
                                                                      ---------
                                                                                 2,768,176
      Net Realized Gain
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
  Investments                                                         2,414,713
  Foreign Currency Contracts and Translations                              (304)
                                                                      ---------
                                                                                 2,414,409
      Net Change in Unrealized Appreciation (Depreciation)
                                                                                 ---------

                                                                                 $5,965,725
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
                                                                                 ---------
                                                                                 ---------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE ASIA GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD APRIL 5, 1995 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1995
--------------------------------------------------------------------------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                                                           $  783,140
Net Realized Gain on Investments and Foreign Currency Transactions               2,768,176
Net Change in Unrealized Appreciation (Depreciation) of Investments and          2,414,409
 Foreign Currency Translations
    Net Increase in Net Assets Resulting from Operations                         5,965,725
                                                                                ----------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions                                                                   104,554,882
Withdrawals                                                                     (23,539,419)
                                                                                ----------
    Net Increase from Investors' Transactions                                   81,015,463
                                                                                ----------
    Total Increase in Net Assets                                                86,981,188

NET ASSETS
Beginning of Period                                                                    200
                                                                                ----------
End of Period                                                                   $86,981,388
                                                                                ----------
                                                                                ----------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
FOR THE PERIOD APRIL 5, 1995 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1995
--------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS
  Expenses                                                                         1.40%(a)
  Net Investment Income                                                            1.18%(a)
Portfolio Turnover                                                                   70%(b)

------------------------

(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE ASIA GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Asia Growth Portfolio (the "Portfolio"), one of three Portfolios comprising The Series Portfolio (the "Series Portfolio"), is registered under the Investment Company Act of 1940, as amended, (the "Act") as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The Portfolio commenced operations on April 5, 1995. The Portfolio's investment objective is to achieve a high total return from a portfolio of equity securities of companies in Asian growth markets. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

Investments in Asian growth markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in Asian growth market countries could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested. The ability of the issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements prepared in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures may include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; operating data and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

    b)The books and records of the Portfolio are maintained in U.S. dollars. The market values of investment securities, other assets and liabilities and foreign currency contracts are translated at the

THE ASIA GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------
      prevailing exchange rates at the end of the period. Purchases, sales, income and expense are translated at the exchange rate prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations.

      Although the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

    c)Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or at the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    d)The Portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. Dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of forward and spot foreign currency contract translations.

    e)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxable on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

    f)The Portfolio incurred organization expenses in the amount of $33,000. These costs were deferred and are being amortized on a straight-line basis over a five year period from the commencement of operations.

2.  TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an investment advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the investment advisory agreement, the Portfolio pays

THE ASIA GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------
      Morgan at an annual rate of 0.80% of the Portfolio's average daily net assets. For the period April 5, 1995 (commencement of operations) through December 31, 1995 such fees amounted to $528,956.

    b)The Portfolio has retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and exclusive placement agent. Signature provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with Signature. The agreement provided for a fee to be paid to Signature at an annual rate determined by the following schedule: 0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the Administration Agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied each day to the net assets of the Portfolio. For the period April 5, 1995 (commencement of operations) through December 28, 1995, such fees amounted to $3,941.

      Effective December 29, 1995, the Administration Agreement was amended such that the fee charged would be equal to the Portfolio's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to this agreement (the "Master Portfolios") and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge payable by the Portfolio is determined by the proportionate share its net assets bear to the total net assets of The Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period December 29, 1995 through December 31, 1995 such fees amounted to $96.

    c)Until August 31, 1995, the Portfolio had a Financial and Fund Accounting Services Agreement with Morgan under which Morgan received a fee for overseeing certain aspects of the administration and operation of the Portfolio and which was also designed to provide an expense limit for certain expenses of the Portfolio. This fee was calculated exclusive of the advisory fee, custody expenses, fund services fee, amortization of organization expenses, and brokerage costs at 0.15% of the Portfolio's average daily net assets up to $200 million, 0.10% of the next $200 million of average daily net assets, 0.05% of the next $200 million of average daily net assets and 0.03% of average daily net assets thereafter. For the period April 5, 1995 (commencement of operations) through August 31, 1995, the fee for these services amounted to $21,642. From September 1, 1995 until December 28, 1995, an interim agreement between the Portfolio and Morgan provided for the continuation of the oversight functions that were outlined under the prior agreement and that Morgan should bear all of its expenses incurred in connection with these services.

      Effective December 29, 1995, the Portfolio entered into an Administrative Services Agreement with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Agreement, the Portfolio has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge is calculated daily

THE ASIA GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------
      based on the aggregate net assets of the Master Portfolios, in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the aggregate average daily net assets in excess of $7 billion. The portion of this charge payable by the Portfolio is determined by the proportionate share that the Portfolio's net assets bear to the net assets of the Master Portfolios and other investors in the Master Portfolios for which Morgan provides similar services. For the period December 29, 1995 through December 31, 1995 such fees amounted to $181.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $4,788 for the period April 5, 1995 (commencement of operations) through December 31, 1995.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of the Series Portfolio as well as the funds and the corresponding portfolios of two other affiliated series. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolio's allocated portion of the total fees and expenses. The Trustee who serves as Chairman and Chief Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $600.

3.  INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the period April 5, 1995 (commencement of operations) through December 31, 1995 were as follows:

    COST         PROCEEDS
OF PURCHASES    FROM SALES
-------------  -------------
 $60,035,295   $  59,030,341

THE ASIA GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

      At December 31, 1995 the Portfolio had open spot foreign currency contracts as follows:

SUMMARY OF OPEN CONTRACTS
                                                       U.S. DOLLAR  NET UNREALIZED
                                                        VALUE AT     APPRECIATION
FOREIGN CURRENCY SALE CONTRACTS             PROCEEDS    12/31/95    (DEPRECIATION)
------------------------------------------  ---------  -----------  ---------------
Hong Kong Dollar, 353,860 expiring
 1/2/96...................................  $  45,769   $  45,763      $       6
Hong Kong Dollar, 1,330,381 expiring
 1/3/96...................................    172,053     172,051              2
Malaysian Ringgit, 607,876 expiring
 1/2/96...................................    239,139     239,349           (210)


FOREIGN CURRENCY PURCHASE CONTRACTS           COST
------------------------------------------  ---------
Malaysian Ringgit, 417,917 expiring
 1/3/96...................................    164,729     164,554           (175)
Malaysian Ringgit, 383,934 expiring
 1/4/96...................................    151,244     151,173            (71)
Malaysian Ringgit, 86,366 expiring
 1/5/96...................................     33,982      34,006             24
Malaysian Ringgit, 556,483 expiring
 1/8/96...................................    218,915     219,113            198
                                                                           -----
Net Unrealized Depreciation on Foreign
 Currency Contracts.......................                             $    (226)
                                                                           -----
                                                                           -----

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Asia Growth Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Asia Growth Portfolio (one of three Portfolios comprising The Series Portfolio, hereafter referred to as the "Portfolio") at December 31, 1995, and the results of its operations, the changes in its net assets and the supplementary data for the period April 5, 1995 (commencement of operations) through December 31, 1995, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
February 23, 1996

20